Note 1 - Organization (Details Textual)		6 Months Ended	9 Months Ended		12 Months Ended		133 Months Ended	142 Months Ended
	Mar. 10, 2023	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)
Revenue from Contract with Customer, Excluding Assessed Tax							$ 0	$ 0
Increase (Decrease) in Accounts Payable			$ (443,000)	$ (2,884,000)	$ (5,034,700)	$ 3,790,800
Deferred Debt Issuance Cost, Writeoff			0	365,000	364,700	0
Net Cash Provided by (Used in) Operating Activities			(15,810,000)	$ (15,816,000)	(21,225,300)	(23,745,900)
Retained Earnings (Accumulated Deficit)			$ (143,304,000)		(122,896,800)	$ (101,947,500)	$ (122,896,800)	$ (143,304,000)
Credit Memo [Member]
Increase (Decrease) in Accounts Payable		$ 1,100,000			(1,100,000)
Deferred Debt Issuance Cost, Writeoff					360,000
Other Nonoperating Income					$ 740,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	30